Financial Instruments - Fair values and financial risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments-Fair values and financial risk management
Cash and cash equivalents	$ 16,509	$ 2,060	$ 213	$ 423	$ 3,098